Assets and Liabilities Held for Sale/Discontinued Operations- Profit and loss statement for Paratus Energy for periods when it was a fully consolidated subsidiary of Seadrill (Details) - USD ($)
$ in Millions
	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Net profit/(loss) before tax	$ (33)	$ 274	$ (15)	$ (233)
Income/(loss) from discontinued operations	(33)	274	(15)	(233)
PES
Long Lived Assets Held-for-sale [Line Items]
Contract revenues	12	0	36	0
Total operating revenues	12	0	36	0
Selling, general and administrative expenses	(8)	0	(27)	0
Amortisation of Intangibles	(8)	0	(27)	0
Operating profit	4	0	9	0
Interest income	0	0	18	26
Interest expense	(4)	0	(77)	(60)
Reorganization items, net	(1)	0	14	(77)
Income tax expense	0	0	0	(47)
Net profit/(loss) before tax	0	0	0	(29)
Other financial items	(2)	0	39	(27)
Total financial items	(7)	0	(6)	(214)
Net profit/(loss) before tax	(3)	0	3	(214)
Income tax expense	(1)	0	2	(1)
Income/(loss) from discontinued operations	$ (4)	$ 0	$ 5	$ (215)